Investments (Securities Lending Remaining Tenor - Narrative) (Details) - Estimated fair value $ in Billions	Dec. 31, 2015 USD ($)
Securities Financing Transaction [Line Items]
Securities Loaned, Not Subject to Master Netting Arrangement	$ 6.1
Minimum | U.S. Treasury and agency
Securities Financing Transaction [Line Items]
Percentage Of US Treasury And Agency Securities At Estimated Fair Value Of Securities On Loan Relating To Cash Collateral On Open	99.00%
Securities Investment
Securities Financing Transaction [Line Items]
Percentage of Reinvestment Portfolio in Fixed Maturity Securities	66.00%